CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Current assets
Cash and cash equivalents	$ 67,977	$ 30,826
Restricted cash	38,358	51,736
Short-term investments	22,118	17,073
Accounts receivable, net of allowance for doubtful accounts of US$1,342 and US$1,282 as of September 30, 2018 and 2019, respectively	7,330	7,280
Inventories	4,232	2,782
Prepayment and other current assets	26,732	17,054
Amounts due from related parties	515
Deferred costs	1,427	1,125
Total current assets	168,689	127,876
Non-current assets
Property, plant and equipment, net	37,935	27,972
Goodwill, net	74,829	79,516
Other intangible assets, net	30,113	39,500
Deposit for purchases of non-current assets	4,448	8,126
Long-term investments	25,379	33,837
Deferred tax assets	3,865	5,711
Other non-current assets	10,092	6,387
Total non-current assets	186,661	201,049
Total assets	355,350	328,925
Current liabilities
Bank borrowings	38,502	50,975
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$34,993 and US$35,491 as of September 30, 2018 and 2019, respectively)	38,267	42,141
Amount due to a related party	600
Income tax payable (including income tax payable of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$4,847 and US$8,188 as of September 30, 2018 and 2019, respectively)	10,899	9,293
Deferred revenue – current portion (including deferred revenue of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$77,299 and US$93,364 as of September 30, 2018 and 2019, respectively)	94,202	78,194
Refundable fees – current portion (including refundable fees of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$13,837 and US$435 as of September 30, 2018 and 2019, respectively)	435	13,837
Total current liabilities	182,905	194,440
Non-current liabilities
Deferred revenue – non-current portion (including deferred revenue of the consolidated VIEs without recourse to China Distance Education Holdings Limited of nil and US$33,564 as of September 30, 2018 and 2019, respectively)	33,564
Refundable fees – non-current portion (including refundable fees of the consolidated VIEs without recourse to China Distance Education Holdings Limited of nil and US$2,440 as of September 30, 2018 and 2019, respectively)	2,440
Deferred tax liabilities	12,695	12,693
Long-term bank borrowing		12,027
Total non-current liabilities	48,699	24,720
Total liabilities	231,604	219,160
Commitments and contingencies (Note 21)
Equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized; 133,275,521 and 134,210,745 shares issued and outstanding as of September 30, 2018 and 2019, respectively)	13	13
Additional paid-in capital	24,507	21,557
Accumulated other comprehensive loss	(12,357)	(7,013)
Retained earnings	60,668	29,717
Total China Distance Education Holdings Limited shareholder's equity	72,831	44,274
Noncontrolling interests	50,915	65,491
Total equity	123,746	109,765
Total liabilities and equity	$ 355,350	$ 328,925